Related party transactions and balances	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related party transactions and balances

Note 9 — Related party transactions and balances

Amounts due from Parent are those nontrade receivables arising from transactions between the Company and the Parent. Those balances are unsecured and non-interest bearing and are payable on demand.

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Due from Parent	39,987,762	179,780,988	24,880,427
Due to a related party-Joyous JD	1,067,903	1,107,954	153,333

During Six Months Ended June 30, 2023 the Company obtained approximately $300,000 and provided additional $14 million to Parent.

Joyous JD is a non controlling shareholder of MicroAlgo. This amount represents advance to Venus Acquisition Corp prior to the merger. The amount was non interest bearing and due on demand.